Main items related to operating activities - Inventories, Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in the valuation allowance on inventories
Balance as of the beginning of the period	$ 14,880	$ 16,520
Balance as of the end of the period	17,132	14,880	$ 16,520
Valuation allowance/Cumulative impairments
Changes in the valuation allowance on inventories
Balance as of the beginning of the period	(1,343)	(1,007)	(971)
Increase (net)	205	(359)	9
Currency translation adjustment and other variations	(36)	23	(45)
Balance as of the end of the period	$ (1,174)	$ (1,343)	$ (1,007)